HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 110.9%	Shares	Value
Communications - 11.5%
Media - 9.8%
Alphabet, Inc. - Class C (a)	3,000	$3,488,430
AMC Entertainment Holdings, Inc. - Class A	75,000	237,000
AMC Networks, Inc. - Class A (a)	60,000	1,458,600
Cardlytics, Inc. (a)	20,000	699,200
Comcast Corporation - Class A	75,000	2,578,500
Discovery, Inc. - Series A (a)	75,000	1,458,000
DISH Network Corporation - Class A (a)	100,000	1,999,000
Expedia Group, Inc.	10,000	562,700
Facebook, Inc. - Class A (a)	25,000	4,170,000
Gray Television, Inc. (a)	75,000	805,500
Interpublic Group of Companies, Inc. (The)	50,000	809,500
Match Group, Inc. (a)	35,000	2,311,400
Meredith Corporation	35,000	427,700
Shutterstock, Inc.	20,000	643,200
Sirius XM Holdings, Inc.	300,000	1,482,000
Stamps.com, Inc. (a)	15,000	1,951,200
TEGNA, Inc.	50,000	543,000
Twitter, Inc. (a)	20,000	491,200
Walt Disney Company (The)	10,000	966,000
		27,082,130
Telecom - 1.7%
AT&T, Inc.	100,000	2,915,000
CenturyLink, Inc.	50,000	473,000
Verizon Communications, Inc.	25,000	1,343,250
		4,731,250
Consumer Discretionary - 24.4%
Apparel & Textile Products - 1.5%
Carter's, Inc.	15,000	985,950
Deckers Outdoor Corporation (a)	10,000	1,340,000
Gildan Activewear, Inc.	50,000	638,000
Hanesbrands, Inc.	150,000	1,180,500
		4,144,450

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Consumer Discretionary - 24.4% (continued)
Automotive - 0.8%
Gentex Corporation	100,000	$2,216,000

Commercial Services - 1.8%
Aramark	50,000	998,500
ASGN, Inc. (a)	15,000	529,800
Cimpress plc (a)	40,000	2,128,000
H&R Block, Inc.	35,000	492,800
TriNet Group, Inc. (a)	20,000	753,200
		4,902,300
Gaming, Lodging & Restaurants - 4.8%
Brinker International, Inc.	50,000	600,500
Chipotle Mexican Grill, Inc. (a)	2,000	1,308,800
Cracker Barrel Old Country Store, Inc.	15,000	1,248,300
Denny's Corporation (a)	50,000	384,000
Domino's Pizza, Inc.	4,000	1,296,280
Dunkin' Brands Group, Inc.	60,000	3,186,000
InterContinental Hotels Group plc - ADR	25,000	1,053,750
Starbucks Corporation	55,000	3,615,700
Wingstop, Inc.	10,000	797,000
		13,490,330
Home & Office Products - 1.9%
ACCO Brands Corporation	75,000	378,750
Century Communities, Inc. (a)	75,000	1,088,250
iRobot Corporation (a)	35,000	1,431,500
Stanley Black & Decker, Inc.	10,000	1,000,000
Taylor Morrison Home Corporation (a)	75,000	825,000
Toll Brothers, Inc.	35,000	673,750
		5,397,250
Household Durables - 0.9%
D.R. Horton, Inc.	25,000	850,000
Lennar Corporation - Class A	25,000	955,000
LGI Homes, Inc. (a)	15,000	677,250
		2,482,250
Leisure Products - 1.1%
Callaway Golf Company	50,000	511,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Consumer Discretionary - 24.4% (continued)
Leisure Products - 1.1% (continued)
Malibu Boats, Inc. - Class A (a)	15,000	$431,850
Winnebago Industries, Inc.	35,000	973,350
YETI Holdings, Inc. (a)	65,000	1,268,800
		3,185,000
Passenger Transportation - 0.6%
Allegiant Travel Company	20,000	1,636,000

Retail - Consumer Staples - 0.7%
Target Corporation	20,000	1,859,400

Retail - Discretionary - 8.2%
Amazon.com, Inc. (a)	750	1,462,290
American Eagle Outfitters, Inc.	100,000	795,000
AutoNation, Inc. (a)	30,000	841,800
AutoZone, Inc. (a)	1,500	1,269,000
Designer Brands, Inc. - Class A	50,000	249,000
Dick's Sporting Goods, Inc.	85,000	1,807,100
eBay, Inc.	50,000	1,503,000
Group 1 Automotive, Inc.	35,000	1,549,100
Hibbett Sports, Inc. (a)	125,000	1,366,875
Home Depot, Inc. (The)	15,000	2,800,650
Kohl's Corporation	35,000	510,650
lululemon athletica, inc. (a)	12,500	2,369,375
Sleep Number Corporation (a)	45,000	862,200
Ulta Beauty, Inc. (a)	12,500	2,196,250
Urban Outfitters, Inc. (a)	25,000	356,000
Williams-Sonoma, Inc.	65,000	2,763,800
		22,702,090
Specialty Retail - 2.1%
CarMax, Inc. (a)	35,000	1,884,050
L Brands, Inc.	50,000	578,000
Lowe's Companies, Inc.	15,000	1,290,750
RH (a)	10,000	1,004,700
Sally Beauty Holdings, Inc. (a)	65,000	525,200
TJX Companies, Inc. (The)	10,000	478,100
		5,760,800
Consumer Staples - 5.2%
Consumer Products - 3.8%
B&G Foods, Inc.	35,000	633,150

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Consumer Staples - 5.2% (continued)
Consumer Products - 3.8% (continued)
Campbell Soup Company	25,000	$1,154,000
Coca-Cola Company (The)	25,000	1,106,250
Flowers Foods, Inc.	50,000	1,026,000
General Mills, Inc.	40,000	2,110,800
J.M. Smucker Company (The)	15,000	1,665,000
PepsiCo, Inc.	25,000	3,002,500
		10,697,700
Retail - Consumer Staples - 1.4%
Ingles Markets, Inc. - Class A	60,000	2,169,600
Sprouts Farmers Market, Inc. (a)	25,000	464,750
Walgreens Boots Alliance, Inc.	25,000	1,143,750
		3,778,100
Energy - 4.4%
Oil, Gas & Coal - 1.5%
Cosan Ltd. - Class A (a)	75,000	922,500
Exxon Mobil Corporation	35,000	1,328,950
Marathon Petroleum Corporation	50,000	1,181,000
Nabors Industries Ltd.	10,000	3,901
Schlumberger Ltd.	25,000	337,250
Sunoco, L.P.	35,000	547,400
		4,321,001
Renewable Energy - 2.9%
Canadian Solar, Inc. (a)	150,000	2,386,500
First Solar, Inc. (a)	25,000	901,500
FuelCell Energy, Inc. (a)	200,000	302,000
JinkoSolar Holding Company Ltd. - ADR (a)	75,000	1,113,750
Plug Power, Inc. (a)	150,000	531,000
SolarEdge Technologies, Inc. (a)	10,000	818,800
SunPower Corporation (a)	375,000	1,901,250
		7,954,800
Financials - 7.5%
Asset Management - 0.6%
Federated Hermes, Inc. - Class B	80,000	1,524,000

Banking - 0.6%
Fifth Third Bancorp	35,000	519,750
Meridian Bancorp, Inc.	35,000	392,700

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Financials - 7.5% (continued)
Banking - 0.6% (continued)
Signature Bank	10,000	$803,900
		1,716,350
Insurance - 1.8%
Allstate Corporation (The)	20,000	1,834,600
Chubb Ltd.	10,000	1,116,900
Principal Financial Group, Inc.	35,000	1,096,900
Travelers Companies, Inc. (The)	10,000	993,500
		5,041,900
Real Estate - 0.3%
Sabra Health Care REIT, Inc.	75,000	819,000

Specialty Finance - 4.2%
AerCap Holdings N.V. (a)	20,000	455,800
Air Lease Corporation	10,000	221,400
American Express Company	35,000	2,996,350
Discover Financial Services	50,000	1,783,500
FleetCor Technologies, Inc. (a)	10,000	1,865,400
Navient Corporation	75,000	568,500
Nelnet, Inc. - Class A	20,000	908,200
Synchrony Financial	100,000	1,609,000
Western Union Company (The)	65,000	1,178,450
		11,586,600
Health Care - 20.6%
Biotech & Pharma - 13.6%
10X Genomics, Inc. - Class A (a)	30,000	1,869,600
AbbVie, Inc.	20,000	1,523,800
Agenus, Inc. (a)	150,000	367,500
Alexion Pharmaceuticals, Inc. (a)	10,000	897,900
Amgen, Inc.	15,000	3,040,950
ANI Pharmaceuticals, Inc. (a)	35,000	1,425,900
Arena Pharmaceuticals, Inc. (a)	45,000	1,890,000
Arrowhead Pharmaceuticals, Inc. (a)	60,000	1,726,200
Biogen, Inc. (a)	12,500	3,954,750
Corcept Therapeutics, Inc. (a)	150,000	1,783,500
CRISPR Therapeutics AG (a)	15,000	636,150
Editas Medicine, Inc. (a)	100,000	1,983,000
Exelixis, Inc. (a)	125,000	2,152,500
Gilead Sciences, Inc.	40,000	2,990,400
Ionis Pharmaceuticals, Inc. (a)	25,000	1,182,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Health Care - 20.6% (continued)
Biotech & Pharma - 13.6% (continued)
Jazz Pharmaceuticals plc (a)	15,000	$1,496,100
Moderna, Inc. (a)	4,000	119,800
Neurocrine Biosciences, Inc. (a)	15,000	1,298,250
Novavax, Inc. (a)	15,000	203,700
Organogenesis Holdings, Inc. (a)	200,000	646,000
Pulmatrix, Inc. (a)	200,000	202,000
Radius Health, Inc. (a)	70,000	910,000
Regeneron Pharmaceuticals, Inc. (a)	4,000	1,953,160
Roche Holding Ltd. - ADR	35,000	1,419,950
Selecta Biosciences, Inc. (a)	75,000	180,750
Supernus Pharmaceuticals, Inc. (a)	15,000	269,850
Vaxart, Inc. (a)	500,000	885,000
Xencor, Inc. (a)	25,000	747,000
		37,755,710
Health Care Facilities & Services - 1.8%
Invitae Corporation (a)	25,000	341,750
Laboratory Corporation of America Holdings (a)	25,000	3,159,750
NeoGenomics, Inc. (a)	25,000	690,250
Syneos Health, Inc. (a)	20,000	788,400
		4,980,150
Health Care Providers & Services - 3.2%
AmerisourceBergen Corporation	15,000	1,327,500
CVS Health Corporation	25,000	1,483,250
HCA Healthcare, Inc.	20,000	1,797,000
Quest Diagnostics, Inc.	30,000	2,409,000
Select Medical Holdings Corporation (a)	125,000	1,875,000
		8,891,750
Medical Equipment & Devices - 2.0%
Exact Sciences Corporation (a)	25,000	1,450,000
Inogen, Inc. (a)	25,000	1,291,500
Lantheus Holdings, Inc. (a)	150,000	1,914,000
Medtronic plc	10,000	901,800
		5,557,300
Industrials - 7.4%
Aerospace & Defense - 1.0%
TransDigm Group, Inc.	2,500	800,475

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Industrials - 7.4% (continued)
Aerospace & Defense - 1.0% (continued)
United Technologies Corporation	20,000	$1,886,600
		2,687,075
Commercial Services & Supplies - 0.8%
Cintas Corporation	10,000	1,732,200
Herman Miller, Inc.	20,000	444,000
		2,176,200
Electrical Equipment - 2.5%
Allegion plc	30,000	2,760,600
Atkore International Group, Inc. (a)	35,000	737,450
Generac Holdings, Inc. (a)	25,000	2,329,250
Hubbell, Inc.	10,000	1,147,400
		6,974,700
Engineering & Construction Services - 1.9%
frontdoor, inc. (a)	25,000	869,500
MasTec, Inc. (a)	65,000	2,127,450
Quanta Services, Inc.	75,000	2,379,750
		5,376,700
Home & Office Products - 0.4%
Fortune Brands Home & Security, Inc.	25,000	1,081,250

Industrial Services - 0.4%
Fastenal Company	35,000	1,093,750

Transportation & Logistics - 0.4%
FedEx Corporation	10,000	1,212,600

Materials - 4.4%
Chemicals - 0.5%
Valvoline, Inc.	100,000	1,309,000

Construction Materials - 0.1%
Owens Corning	10,000	388,100

Containers & Packaging - 0.3%
Packaging Corporation of America	10,000	868,300

Metals & Mining - 3.5%
Agnico Eagle Mines Ltd.	35,000	1,392,650

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Materials - 4.4% (continued)
Metals & Mining - 3.5% (continued)
AngloGold Ashanti Ltd. - ADR	40,000	$665,200
Barrick Gold Corporation	175,000	3,206,000
Compass Minerals International, Inc.	20,000	769,400
Newmont Corporation	65,000	2,943,200
Royal Gold, Inc.	8,000	701,680
		9,678,130
Technology - 24.8%
Design, Manufacturing & Distribution - 1.1%
Jabil, Inc.	100,000	2,458,000
SYNNEX Corporation	10,000	731,000
		3,189,000
Hardware - 4.4%
Apple, Inc.	5,000	1,271,450
Ciena Corporation (a)	50,000	1,990,500
Extreme Networks, Inc. (a)	150,000	463,500
F5 Networks, Inc. (a)	10,000	1,066,300
Maxar Technologies, Inc.	150,000	1,602,000
Seagate Technology plc	25,000	1,220,000
Super Micro Computer, Inc. (a)	65,000	1,383,200
Ubiquiti, Inc.	20,000	2,831,600
ViaSat, Inc. (a)	10,000	359,200
		12,187,750
Semiconductors - 6.1%
ACM Research, Inc. - Class A (a)	20,000	592,200
Applied Materials, Inc.	65,000	2,978,300
Cirrus Logic, Inc. (a)	30,000	1,968,900
Intel Corporation	25,000	1,353,000
KLA Corporation	15,000	2,156,100
Lam Research Corporation	500	120,000
Power Integrations, Inc.	5,000	441,650
QUALCOMM, Inc.	40,000	2,706,000
Rambus, Inc. (a)	150,000	1,665,000
Xilinx, Inc.	15,000	1,169,100
Xperi Corporation	125,000	1,738,750
		16,889,000
Software - 5.3%
Akamai Technologies, Inc. (a)	30,000	2,744,700
Cerner Corporation	35,000	2,204,650
j2 Global, Inc.	35,000	2,619,750

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 110.9% (continued)	Shares	Value
Technology - 24.8% (continued)
Software - 5.3% (continued)
Microsoft Corporation	8,000	$1,261,680
Oracle Corporation	20,000	966,600
Schrodinger, Inc. (a)	5,000	215,600
VMware, Inc. - Class A (a)	20,000	2,422,000
Zoom Video Communications, Inc. - Class A (a)	15,000	2,191,800
		14,626,780
Technology Services - 7.9%
Accenture plc - Class A	5,000	816,300
Amdocs Ltd.	50,000	2,748,500
CDW Corporation	20,000	1,865,400
Cognizant Technology Solutions Corporation - Class A	25,000	1,161,750
CSG Systems International, Inc.	50,000	2,092,500
EVERTEC, Inc.	50,000	1,136,500
FactSet Research Systems, Inc.	10,000	2,606,800
Genpact Ltd.	75,000	2,190,000
Infosys Ltd. - ADR	200,000	1,642,000
International Business Machines Corporation	5,000	554,650
MAXIMUS, Inc.	25,000	1,455,000
NIC, Inc.	125,000	2,875,000
Science Applications International Corporation	10,000	746,300
		21,890,700
Utilities - 0.7%
Utilities - 0.7%
Ormat Technologies, Inc.	10,000	676,600
TerraForm Power, Inc. - Class A	75,000	1,182,750
		1,859,350

Total Common Stocks (Cost $376,168,647) (b)		$307,701,996

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED CALL OPTION CONTRACTS - 0.0% (c)	Contracts	Notional Amount	Value
S&P 500 Index Option, 04/03/2020 at $2,800 (Cost $400,839)	500	$129,229,500	$52,500

EXCHANGE-TRADED PUT OPTION CONTRACTS - 6.2%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 05/15/2020 at $1,100	950	$109,544,785	$6,009,700
S&P 500 Index Option, 05/15/2020 at $2,550	750	193,844,250	11,097,000
Total Put Option Contracts (Cost $19,726,216)		$303,389,035	$17,106,700

Total Investments at Value - 117.1% (Cost $396,295,702)			$324,861,196

MONEY MARKET FUNDS - 23.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.30% (d) (Cost $63,791,422)	63,791,422	$63,791,422

Total Investments and Money Market Funds at Value - 140.1% (Cost $460,087,124)		$388,652,618

Written Call Option Contracts - (45.1%)		(125,140,950)

Other Assets in Excess of Liabilities - 5.0%		13,881,483

Net Assets - 100.0%		$277,393,151

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Common stocks owned by the Fund are held in escrow by the Fund’s custodian (or by a securities depository) to secure the Fund’s obligations to settle outstanding call option contracts it has written.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of March 31, 2020.

The average monthly notional value of exchange-traded call option contracts and exchange-traded put option contracts during the quarter ended March 31, 2020 was $19,059,853 and $273,757,200, respectively.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2020 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	950	$109,544,785	$700	06/19/2020	$43,411,200
S&P 500 Index Option	750	193,844,250	1,500	06/19/2020	81,729,750
Total Written Call Option Contracts (Premiums received $112,170,279)		$303,389,035			$125,140,950

The average monthly notional value of exchange-traded written call option contracts during the quarter ended March 31, 2020 was $273,757,200.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 63.4%	Shares	Value
Communications - 5.2%
Media - 3.4%
Alphabet, Inc. - Class C (a)	65	$75,583
Comcast Corporation - Class A	1,200	41,256
Facebook, Inc. - Class A (a)	400	66,720
Sirius XM Holdings, Inc.	5,000	24,700
Twitter, Inc. (a)	500	12,280
Walt Disney Company (The)	300	28,980
		249,519
Telecom - 1.8%
AT&T, Inc.	3,000	87,450
Verizon Communications, Inc.	750	40,297
		127,747
Consumer Discretionary - 11.6%
Apparel & Textile Products - 0.4%
Carter's, Inc.	300	19,719
Hanesbrands, Inc.	1,000	7,870
		27,589
Automotive - 0.3%
Gentex Corporation	1,000	22,160

Commercial Services - 0.7%
Cimpress plc (a)	1,000	53,200

Gaming, Lodging & Restaurants - 2.1%
Chipotle Mexican Grill, Inc. (a)	50	32,720
Dunkin' Brands Group, Inc.	750	39,825
Starbucks Corporation	1,200	78,888
		151,433
Home & Office Products - 0.4%
ACCO Brands Corporation	2,000	10,100
Century Communities, Inc. (a)	1,500	21,765
		31,865
Household Durables - 0.6%
Lennar Corporation - Class A	750	28,650
LGI Homes, Inc. (a)	350	15,803
		44,453

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 63.4% (continued)	Shares	Value
Consumer Discretionary - 11.6% (continued)
Passenger Transportation - 0.3%
Allegiant Travel Company	250	$20,450

Retail - Consumer Staples - 0.7%
Target Corporation	500	46,485

Retail - Discretionary - 6.1%
Amazon.com, Inc. (a)	25	48,743
AutoZone, Inc. (a)	25	21,150
Dick's Sporting Goods, Inc.	2,500	53,150
eBay, Inc.	1,000	30,060
Group 1 Automotive, Inc.	750	33,195
Hibbett Sports, Inc. (a)	2,500	27,338
Home Depot, Inc. (The)	350	65,348
lululemon athletica, inc. (a)	300	56,865
Sleep Number Corporation (a)	500	9,580
Ulta Beauty, Inc. (a)	300	52,710
Williams-Sonoma, Inc.	1,000	42,520
		440,659
Consumer Staples - 5.5%
Consumer Products - 4.5%
Campbell Soup Company	1,000	46,160
General Mills, Inc.	1,500	79,155
J.M. Smucker Company (The)	750	83,250
PepsiCo, Inc.	1,000	120,100
		328,665
Retail - Consumer Staples - 1.0%
Ingles Markets, Inc. - Class A	2,000	72,320

Energy - 1.3%
Renewable Energy - 1.3%
Canadian Solar, Inc. (a)	3,000	47,730
First Solar, Inc. (a)	500	18,030
SolarEdge Technologies, Inc. (a)	150	12,282
SunPower Corporation (a)	3,500	17,745
		95,787
Financials - 4.3%
Asset Management - 0.5%
Federated Hermes, Inc. - Class B	1,750	33,338

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 63.4% (continued)	Shares	Value
Financials - 4.3% (continued)
Banking - 0.2%
Fifth Third Bancorp	1,000	$14,850

Insurance - 1.7%
Aflac, Inc.	1,000	34,240
Allstate Corporation (The)	650	59,624
Principal Financial Group, Inc.	1,000	31,340
		125,204
Specialty Finance - 1.9%
American Express Company	750	64,207
Discover Financial Services	1,150	41,021
Synchrony Financial	2,000	32,180
		137,408
Health Care - 13.6%
Biotech & Pharma - 10.8%
10X Genomics, Inc. - Class A (a)	750	46,740
AbbVie, Inc.	500	38,095
Alexion Pharmaceuticals, Inc. (a)	500	44,895
Amgen, Inc.	500	101,365
ANI Pharmaceuticals, Inc. (a)	500	20,370
Arena Pharmaceuticals, Inc. (a)	750	31,500
Arrowhead Pharmaceuticals, Inc. (a)	2,000	57,540
Biogen, Inc. (a)	425	134,462
Corcept Therapeutics, Inc. (a)	4,000	47,560
CRISPR Therapeutics AG (a)	350	14,843
Editas Medicine, Inc. (a)	2,500	49,575
Exelixis, Inc. (a)	2,000	34,440
Gilead Sciences, Inc.	1,150	85,974
Jazz Pharmaceuticals plc (a)	250	24,935
Regeneron Pharmaceuticals, Inc. (a)	100	48,829
		781,123
Health Care Facilities & Services - 0.8%
Laboratory Corporation of America Holdings (a)	450	56,876

Health Care Providers & Services - 1.0%
CVS Health Corporation	750	44,497
Select Medical Holdings Corporation (a)	2,000	30,000
		74,497

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 63.4% (continued)	Shares	Value
Health Care - 13.6% (continued)
Medical Equipment & Devices - 1.0%
Inogen, Inc. (a)	650	$33,579
Lantheus Holdings, Inc. (a)	3,000	38,280
		71,859
Industrials - 2.1%
Electrical Equipment - 1.5%
Allegion plc	400	36,808
Atkore International Group, Inc. (a)	1,000	21,070
Generac Holdings, Inc. (a)	500	46,585
		104,463
Engineering & Construction Services - 0.4%
Quanta Services, Inc.	1,000	31,730

Industrial Services - 0.2%
Fastenal Company	500	15,625

Materials - 2.4%
Chemicals - 0.5%
Valvoline, Inc.	2,500	32,725

Metals & Mining - 1.9%
Agnico Eagle Mines Ltd.	750	29,843
AngloGold Ashanti Ltd. - ADR	1,000	16,630
Barrick Gold Corporation	2,000	36,640
Newmont Corporation	750	33,960
Royal Gold, Inc.	250	21,927
		139,000
Technology - 17.4%
Hardware - 3.7%
Apple, Inc.	275	69,930
Ciena Corporation (a)	1,750	69,667
Maxar Technologies, Inc.	2,600	27,768
Super Micro Computer, Inc. (a)	1,250	26,600
Ubiquiti, Inc.	500	70,790
		264,755
Semiconductors - 4.9%
Applied Materials, Inc.	1,150	52,693
Cirrus Logic, Inc. (a)	750	49,223
Impinj, Inc. (a)	1,000	16,710
Intel Corporation	500	27,060
KLA Corporation	500	71,870

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 63.4% (continued)	Shares	Value
Technology - 17.4% (continued)
Semiconductors - 4.9% (continued)
QUALCOMM, Inc.	850	$57,502
Rambus, Inc. (a)	2,000	22,200
Xilinx, Inc.	300	23,382
Xperi Corporation	2,500	34,775
		355,415
Software - 4.9%
Akamai Technologies, Inc. (a)	500	45,745
Cerner Corporation	750	47,242
j2 Global, Inc.	1,000	74,850
Microsoft Corporation	300	47,313
Oracle Corporation	1,000	48,330
VMware, Inc. - Class A (a)	400	48,440
Zoom Video Communications, Inc. - Class A (a)	300	43,836
		355,756
Technology Services - 3.9%
Accenture plc - Class A	150	24,489
Amdocs Ltd.	750	41,228
CSG Systems International, Inc.	1,000	41,850
FactSet Research Systems, Inc.	225	58,653
Genpact Ltd.	1,650	48,180
International Business Machines Corporation	100	11,093
NIC, Inc.	2,500	57,500
		282,993

Total Common Stocks (Cost $5,590,740) (b)		$4,589,949

U.S. TREASURY OBLIGATIONS - 27.9%	Par Value	Value
U.S. Treasury Bills (c) - 13.8%
1.72%, due 08/13/2020	$1,000,000	$999,710

U.S. Treasury Notes - 14.1%
1.50%, due 08/31/2021	1,000,000	1,018,633

Total U.S. Treasury Obligations (Cost $1,983,538)		$2,018,343

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.0%	Contracts	Notional Amount	Value
Russell 2000 Index Option, 06/19/2020 at $1,100	14	$1,614,344	$110,754
S&P 500 Index Option, 06/19/2020 at $1,800	10	2,584,590	34,900
Total Put Option Contracts (Cost $283,938)		$4,198,934	$145,654

Total Investments at Value - 93.3% (Cost $7,858,216)			$6,753,946

MONEY MARKET FUNDS - 20.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.30% (d) (Cost $1,501,626)	1,501,626	$1,501,626

Total Investments and Money Market Funds at Value - 114.0% (Cost $9,359,842)		$8,255,572

Written Call Option Contracts - (13.6%)		(981,230)

Liabilities in Excess of Other Assets - (0.4%)		(32,907)

Net Assets - 100.0%		$7,241,435

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	Common stocks owned by the Fund are held in escrow by the Fund’s custodian (or by a securities depository) to secure the Fund’s obligations to settle outstanding call option contracts it has written.
(c)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(d)	The rate shown is the 7-day effective yield as of March 31, 2020.

The average monthly notional value of exchange-traded put option contracts during the quarter ended March 31, 2020 was $2,599,206.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC ALLOCATION FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

March 31, 2020 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Amount	Strike Price	Expiration Date	Value of Options
Call Option Contracts
Russell 2000 Index Option	14	$1,614,344	$1,100	06/19/2020	$175,000
S&P 500 Index Option	10	2,584,590	1,800	06/19/2020	806,230
Total Written Call Option Contracts (Premiums received $924,148)		$4,198,934			$981,230

The average monthly notional value of exchange-traded written call option contracts during the quarter ended March 31, 2020 was $2,436,625.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 22.4%	Shares	Value
Energy - 1.5%
Oil, Gas & Coal - 1.5%
Cheniere Energy Partners, L.P.	20,000	$540,200
CNX Midstream Partners, L.P.	60,000	486,000
Halliburton Company	35,000	239,750
Helmerich & Payne, Inc.	25,000	391,250
NuStar Energy, L.P.	31,000	266,290
ONEOK, Inc.	985	21,483
PBF Energy, Inc. - Class A	35,000	247,800
Schlumberger Ltd.	35,000	472,150
Valero Energy Corporation	15,000	680,400
Williams Companies, Inc. (The)	1,293	18,296
		3,363,619
Materials - 14.8%
Metals & Mining - 14.8%
Agnico Eagle Mines Ltd.	100,000	3,979,000
Alamos Gold, Inc. - Class A	100,000	500,000
AngloGold Ashanti Ltd. - ADR	100,000	1,663,000
B2Gold Corporation	250,000	765,000
Barrick Gold Corporation	475,000	8,702,000
Coeur Mining, Inc. (a)	25,000	80,250
Compania de Minas Buenaventura S.A.A. - ADR	100,000	729,000
Kinross Gold Corporation (a)	400,000	1,592,000
Newmont Corporation	200,000	9,056,000
Novagold Resources, Inc. (a)	50,000	369,000
Pan American Silver Corporation	50,000	716,500
Royal Gold, Inc.	25,000	2,192,750
Wheaton Precious Metals Corporation	50,000	1,376,500
Yamana Gold, Inc.	200,000	550,000
		32,271,000
Utilities - 6.1%
Utilities - 6.1%
AES Corporation	100,000	1,360,000
Ameren Corporation	4,000	291,320
American Electric Power Company, Inc.	4,000	319,920
Dominion Energy, Inc.	5,000	360,950
DTE Energy Company	10,000	949,700
Duke Energy Corporation	20,000	1,617,600

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 22.4% (continued)	Shares	Value
Utilities - 6.1% (continued)
Utilities - 6.1% (continued)
Edison International	25,000	$1,369,750
Entergy Corporation	4,000	375,880
Exelon Corporation	40,000	1,472,400
FirstEnergy Corporation	1,000	40,070
NextEra Energy, Inc.	400	96,248
Pinnacle West Capital Corporation	10,000	757,900
PPL Corporation	50,000	1,234,000
Public Service Enterprise Group, Inc.	25,000	1,122,750
Southern Company (The)	35,000	1,894,900
		13,263,388

Total Common Stocks (Cost $53,241,946)		$48,898,007

U.S. TREASURY OBLIGATIONS - 70.0%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 11.5%
2.50%, due 01/15/2029	$12,013,900	$14,733,405
0.125%, due 01/15/2030	10,025,500	10,324,778
		25,058,183
U.S. Treasury Notes - 58.5%
1.75%, due 06/15/2022	10,000,000	10,339,648
1.50%, due 08/15/2022	25,000,000	25,752,442
2.00%, due 05/31/2024	25,000,000	26,712,891
1.375%, due 01/31/2025	15,000,000	15,716,601
2.125%, due 05/31/2026	10,000,000	10,978,125
1.50%, due 08/15/2026	25,000,000	26,541,026
2.25%, due 11/15/2027	10,000,000	11,246,094
		127,286,827

Total U.S. Treasury Obligations (Cost $141,269,082)		$152,345,010

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 5.1%	Shares	Value
Invesco CurrencyShares British Pound Sterling Trust (a)	20,000	$2,409,200
Invesco CurrencyShares Euro Currency Trust (a)	20,000	2,086,000
Invesco CurrencyShares Japanese Yen Trust (a)	1,000	88,190
Invesco CurrencyShares Swedish Krona Trust (a)	5,000	486,249
Invesco CurrencyShares Swiss Franc Trust (a)	5,000	477,315
iShares Gold Trust (a)	150,000	2,260,500
SPDR Gold Shares (a)	15,000	2,220,750
United States Oil Fund, L.P. (a)	250,000	1,052,500
Total Exchange-Traded Funds (Cost $11,701,593)		$11,080,704

Total Investments at Value - 97.5% (Cost $206,212,621)		$212,323,721

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.30% (b) (Cost $4,898,121)	4,898,121	$4,898,121

Total Investments and Money Market Funds at Value - 99.7% (Cost $211,110,742)		$217,221,842

Other Assets in Excess of Liabilities - 0.3%		581,682

Net Assets - 100.0%		$217,803,524

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS - 79.7%	Shares	Value
Australia - 1.5%
Coca-Cola Amatil Ltd. (a)	16,000	$86,338
Harvey Norman Holdings Ltd. (a)	70,000	128,504
		214,842
Austria - 0.7%
EVN AG (a)	7,026	102,630

Belgium - 0.9%
Melexis N.V. (a)	2,500	130,285

Canada - 6.8%
Alimentation Couche-Tard, Inc. - Class B	1,650	38,871
Canadian Utilities Ltd. - Class A (b)	6,000	143,438
Dollarama, Inc.	6,000	166,463
iA Financial Corporation, Inc.	2,500	78,598
IGM Financial, Inc.	7,000	116,156
Open Text Corporation	1,500	52,457
Power Corporation of Canada	9,000	144,802
Royal Bank of Canada	2,000	123,895
Sun Life Financial, Inc.	3,800	122,250
		986,930
Denmark - 2.8%
Demant A/S (a) (b)	6,500	141,549
Novo Nordisk A/S - Class B (a)	3,500	209,039
Vestas Wind Systems A/S (a)	600	48,827
		399,415
Finland - 0.5%
Tikkurila Oyj	7,200	80,141

France - 9.2%
Albioma S.A. (a)	6,000	176,256
Alten S.A. (a)	1,800	126,578
Atos SE (a)	1,500	99,861
Eutelsat Communications S.A. (a)	11,000	114,259
Ingenico Group S.A. (a)	1,000	104,449
Ipsos Group S.A. (a)	4,000	82,934
Legrand S.A. (a)	1,800	114,719
Metropole Television S.A. (a)	4,500	49,766
Sanofi S.A. (a)	1,400	121,111
Sopra Steria Group (a)	1,200	131,159
Suez (a)	10,000	101,516

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 79.7% (continued)	Shares	Value
France - 9.2% (continued)
Television Francaise 1 S.A. (a)	1,000	$5,431
Veolia Environnement S.A. (a)	5,000	105,523
		1,333,562
Germany - 7.2%
Bayer AG (a)	1,800	103,058
Dermapharm Holding SE (a)	2,000	82,415
Dialog Semiconductor plc (a) (b)	4,500	116,879
Fresenius Medical Care AG & Company KGaA (a)	2,000	130,451
Hornbach Holding AG & Company KGaA (a)	3,000	125,399
SAP SE - ADR	1,000	110,500
Siltronic AG (a)	2,200	159,033
Volkswagon AG (a)	800	104,877
Wirecard AG (a)	1,000	112,583
		1,045,195
Ireland - 0.5%
C&C Group plc (a)	30,000	73,123

Italy - 1.7%
ACEA SpA (a)	8,500	134,807
Assicurazioni Generali SpA (a)	2,000	27,069
Azimut Holdings SpA (a)	6,500	92,441
		254,317
Japan - 15.8%
Akatsuki, Inc. (a)	1,300	43,374
C.I. Takiron Corporation (a)	11,100	61,315
IBJ, Inc. (a)	9,000	41,210
ITOCHU Corporation (a)	4,000	82,785
Kanagawa Chuo Kotsu Company Ltd. (a)	5,000	185,034
M&A Capital Partners Company Ltd. (a) (b)	5,000	119,079
Marvelous, Inc. (a)	25,000	123,816
Nexyz Group Corporation (a)	4,000	36,088
Nihon Chouzai Company Ltd. (a)	8,000	122,512
Optorun Company Ltd. (a)	5,000	117,732
Panasonic Corporation (a)	13,000	98,423
RAIZNEXT Corporation (a)	15,000	169,008
Rakuten, Inc. (a)	17,500	131,943
Sawai Pharmaceutical Company Ltd. (a)	3,000	160,754
SCSK Corporation (a)	2,500	110,613
Sugi Holdings Company Ltd. (a)	2,500	133,883
SUMCO Corporation (a)	8,500	108,016
Takamiya Company Ltd. (a)	20,000	77,366

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 79.7% (continued)	Shares	Value
Japan - 15.8% (continued)
TDK Corporation (a)	1,200	$92,274
Tokyo Seimitsu Company Ltd. (a)	3,300	92,892
Toyota Motor Corporation (a)	3,000	180,808
		2,288,925
Jersey - 0.5%
WPP plc (a)	10,000	68,054

Netherlands - 3.2%
Aalberts N.V. (a) (b)	5,500	131,665
Cementir Holding N.V.	14,662	79,482
Euronext N.V. (a)	1,000	73,577
Randstad N.V. (a)	3,150	111,084
Signify N.V. (a) (b)	3,500	67,779
		463,587
Norway - 2.8%
Borregaard ASA (a)	16,800	155,434
Entra ASA (a)	6,600	78,806
Nordic Semiconductor ASA (a) (b)	25,000	110,285
Norway Royal Salmon ASA (a)	3,000	60,241
		404,766
Spain - 4.1%
EDP Renovàveis S.A. (a)	10,000	120,227
Faes Farma S.A. (a)	35,000	134,615
Grifols S.A. (a)	4,000	133,726
Indra Sistemas S.A. (a) (b)	12,000	97,639
Industria de Diseno Textil S.A. (a)	4,000	103,575
		589,782
Sweden - 6.9%
Alfa Laval AB (a)	8,000	136,950
Clas Ohlson AB - B Shares (a)	10,000	72,716
Hennes & Mauritz AB - B Shares (a)	12,000	153,542
ICA Gruppen AB (a)	4,000	167,040
Intrum AB (a)	3,000	39,732
Mekonomen AB (a) (b)	10,000	44,677
Mycronic AB (a)	11,250	136,398
Nobia AB (a) (b)	30,000	106,461
SKF AB - B Shares (a)	10,500	143,067
		1,000,583
Switzerland - 4.2%
Adecco Group AG (a)	3,000	118,235
Novartis AG (a)	2,000	165,018

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 79.7% (continued)	Shares	Value
Switzerland - 4.2% (continued)
Roche Holdings AG (a)	600	$193,069
Sonova Holding AG - Registered Shares (a)	750	133,753
		610,075
United Kingdom - 10.4%
Ashtead Group plc (a)	5,600	121,154
Domino's Pizza Group plc (a)	30,000	105,139
Dunelm Group plc (a)	12,000	104,035
GlaxoSmithKline plc (a)	9,100	170,917
Howden Joinery Group plc (a)	14,000	88,154
Mediclinic International plc (a)	35,000	116,010
Moneysupermarket.com Group plc (a)	20,000	74,392
National Grid plc (a)	9,000	105,259
Next plc (a)	2,900	145,628
Pets at Home Group plc (a)	40,000	127,126
Softcat plc (a)	10,000	127,458
SThree plc (a)	50,000	142,487
Vistry Group plc (a)	10,381	74,065
		1,501,824

Total Investments at Value - 79.7% (Cost $13,042,430)		$11,548,036

MONEY MARKET FUNDS - 5.5%	Shares	Value
Northern Institutional Treasury Portfolio, 0.45% (c) (Cost $802,089)	802,089	$802,089

Total Investments and Money Market Funds at Value - 85.2% (Cost $13,844,519)		$12,350,125

Other Assets in Excess of Liabilities - 14.8%		2,143,893

Net Assets - 100.0%		$14,494,018

ADR - American Depositary Receipt.

(a)	Level 2 Security (Note 1).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2020 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications - 3.0%
Media	2.2%
Telecom	0.8%
Consumer Discretionary - 15.8%
Automotive	2.0%
Commercial Services	2.6%
Distributors - Discretionary	0.3%
Gaming, Lodging & Restaurants	0.7%
Home & Office Products	0.5%
Household Durables	1.4%
Passenger Transportation	1.3%
Retail - Discretionary	7.0%
Consumer Staples - 6.4%
Consumer Products	1.5%
Retail - Consumer Staples	4.9%
Energy - 0.3%
Renewable Energy	0.3%
Financials - 7.8%
Asset Management	0.8%
Banking	0.9%
Capital Markets	2.0%
Insurance	2.6%
Real Estate	0.5%
Specialty Finance	1.0%
Health Care - 13.8%
Biotech & Pharma	10.2%
Health Care Equipment & Supplies	1.9%
Health Care Providers & Services	1.7%
Industrials - 10.4%
Electrical Equipment	1.9%
Engineering & Construction Services	2.0%
Industrial Services	1.6%
Machinery	2.7%
Manufactured Goods	1.0%
Trading Companies & Distributors	1.2%
Materials - 2.6%
Chemicals	2.0%
Construction Materials	0.6%

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry (continued)	% of Net Assets
Technology - 12.8%
Hardware	1.4%
Semiconductors	5.2%
Software	2.3%
Technology Services	3.9%
Utilities - 6.8%
Utilities	6.8%
79.7%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF FUTURES CONTRACTS SOLD SHORT

March 31, 2020 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Amount	Value/Unrealized Depreciation*
FINANCIAL FUTURES
Mini MSCI EAFE Index Future	145	06/19/2020	$11,307,028	$(715,923)

*	Includes cumulative appreciation (depreciation) of futures contracts from the date that contracts were opened through March 31, 2020.

The average monthly notional value of futures contracts sold short during the quarter ended March 31, 2020 was $13,043,366.

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

1. Securities, Options and Futures Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund, Hussman Strategic Total Return Fund and Hussman Strategic International Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued at their closing prices on the principal exchange where they are traded; however, on days when the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time, but after the close of the primary markets or exchanges on which such securities are traded, such securities typically will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of the net asset values (“NAVs”) of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s NAV may differ from quoted or published prices for these securities. Values of foreign securities are translated from the local currency into U.S. dollars using prevailing currency exchange rates as of the close of the NYSE, as supplied by an independent pricing service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of NAV. As of March 31, 2020, all options held by Hussman Strategic Growth Fund and Hussman Strategic Allocation Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean of their bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board of Trustees, determines that the amortized cost value of the security represents fair value.

Investments representing shares of other open-end investment companies, other than shares of exchange-traded funds, are valued at their NAVs per share as reported by such companies.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the values of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Allocation Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service.

As previously noted, the Trust uses an independent pricing service to determine the fair value of portfolio securities traded on a foreign securities exchange when the value of such securities may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of this procedure depends on market events and thus cannot be predicted. However, the procedure may be utilized to a significant extent by Hussman Strategic International Fund.

Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at a price equal to the fair value of such security used in calculating the Fund’s NAV. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2020 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$307,701,996	$-	$-	$307,701,996
Call Option Contracts	-	52,500	-	52,500
Put Option Contracts	-	17,106,700	-	17,106,700
Money Market Funds	63,791,422	-	-	63,791,422
Total Investments in Securities and
Money Market Funds	$371,493,418	$17,159,200	$-	$388,652,618

Other Financial Instruments:
Written Call Option Contracts	$-	$(125,140,950)	$-	$(125,140,950)
Total Other Financial Instruments	$-	$(125,140,950)	$-	$(125,140,950)

Hussman Strategic Allocation Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$4,589,949	$-	$-	$4,589,949
U.S. Treasury Obligations	-	2,018,343	-	2,018,343
Put Option Contracts	-	145,654	-	145,654
Money Market Funds	1,501,626	-	-	1,501,626
Total Investments in Securities and
Money Market Funds	$6,091,575	$2,163,997	$-	$8,255,572

Other Financial Instruments:
Written Call Option Contracts	$-	$(981,230)	$-	$(981,230)
Total Other Financial Instruments	$-	$(981,230)	$-	$(981,230)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$48,898,007	$-	$-	$48,898,007
U.S. Treasury Obligations	-	152,345,010	-	152,345,010
Exchange-Traded Funds	11,080,704	-	-	11,080,704
Money Market Funds	4,898,121	-	-	4,898,121
Total Investments in Securities and
Money Market Funds	$64,876,832	$152,345,010	$-	$217,221,842

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$1,257,053	$10,290,983	$-	$11,548,036
Money Market Funds	802,089	-	-	802,089
Total Investments in Securities and
Money Market Funds	$2,059,142	$10,290,983	$-	$12,350,125

Other Financial Instruments:
Futures Contracts Sold Short	$(715,923)	$-	$-	$(715,923)
Total Other Financial Instruments	$(715,923)	$-	$-	$(715,923)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and sector and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.

The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended March 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of March 31, 2020:

	Hussman Strategic Growth Fund	Hussman Strategic Allocation Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund
Cost of investments, money market funds and written option contracts	$350,961,976	$8,452,326	$213,090,822	$13,844,519
Gross unrealized appreciation	$14,258,277	$125,570	$13,481,811	$554,121
Gross unrealized depreciation	(101,708,585)	(1,303,554)	(9,350,791)	(2,048,515)
Net unrealized appreciation (depreciation)	$(87,450,308)	$(1,177,984)	$4,131,020	$(1,494,394)

The difference between the federal income tax cost of portfolio investments and the cost of portfolio investments on the Schedules of Investments for Hussman Strategic Growth Fund, Hussman Strategic Allocation Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Certain Investments and Associated Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments – The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of money market funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds incur additional indirect expenses due to acquired fund fees and expenses to the extent they invest in shares of money market funds.

Sector Risk – If a Fund has significant investments in securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector.

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on securities prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair a foreign issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk associated with investment in such debt. The values of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to reporting standards or regulatory requirements that differ from those applicable to U.S. companies.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of March 31, 2020, investments of Hussman Strategic International Fund in issuers in countries within the European Union (the “EU”) represented 47.4% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Since the global economic crisis in 2008, some of these countries have depended on, and may continue to depend on, assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries.

As of March 31, 2020, Hussman Strategic International Fund had 19.8% of the value of its stock portfolio invested in stocks of companies domiciled in Japan. At times, the Japanese economy has been negatively affected by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade and natural disasters. These factors, as well as other adverse political developments, increases in government debt, and changes to fiscal monetary or trade policies, may negatively affect Japanese markets and the prices of stocks of Japanese companies.